Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2018
Shareholders' Equity [Abstract]
Summary of employees and directors' stock option activity

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value

Outstanding at January 1, 2018	6,050,820	$2.27	3.56	$2,498

Granted	1,086,500	2.34
Exercised	(148,393)	1.97
Expired and forfeited	(242,450)	2.58

Outstanding at June 30, 2018	6,746,477	$2.28	3.49	$4,775

Options vested and expected to vest at June 30, 2018	6,489,267	$2.28	3.44	$4,559

Exercisable options at June 30, 2018	4,344,822	$2.36	2.78	$2,779

Weighted average fair value of options granted during the year		$0.83

Schedule of employee and directors options outstanding

Outstanding				Exercisable
Exercise		Weighted average remaining contractual	Weighted average exercise		Weighted average exercise
price per	Options	life in	price per	Options	price per
share	outstanding	years	share	exercisable	share

$1.44 - $1.93	1,668,358	3.82	$1.55	1,197,717	$1.54
$2.00 - $2.13	1,668,643	4.51	$2.03	899,231	$2.04
$2.29 - $2.79	1,876,909	3.58	$2.47	833,710	$2.62
$3.00 - $3.14	1,109,911	2.04	$3.03	1,008,037	$3.03
$3.16 - $3.32	422,656	1.63	$3.28	406,127	$3.28

	6,746,477	3.49	$2.28	4,344,822	$2.36

Schedule of options to non-employees
Issuance date	Options outstanding	Exercise price per share	Options exercisable	Exercisable through

February 13, 2013	5,000	$3.14	5,000	Feb-19
August 1, 2013	150,000	$3.08	150,000	Aug-19
May 14, 2014	3,000	$3.32	2,845	May-20
February 18, 2015	3,000	$3.00	2,566	Feb-21
February 10, 2016	40,000	$1.44	28,750	Feb-22
January 24, 2017	25,000	$2.00	12,500	Jan-23

	226,000		201,661

Summary of RSUs activity for employees, directors and non-employees under the plans
Number of RSUs

Outstanding at January 1, 2018	-

Granted	409,000
Vested	-
Forfeited	(10,000)

Outstanding at June 30, 2018	399,000

Schedule of stock-based compensation expense
	Six months ended June 30,
	2018	2017
	Unaudited

Cost of revenues	$76	$59
Research and development	192	167
Sales and marketing	197	113
General and administrative	208	222

	$673	$561